Right of use assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Operating lease term			5 years
Gains on disposals of or poperty plant and equipment	$ 8		$ 35
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease used percentage			9.45%
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease used percentage			11.06%